Expense Example {- Fidelity Advisor Freedom® 2015 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2015 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example:
1 year	$ 651
3 years	811
5 years	981
10 years	1,454
Class M
Expense Example:
1 year	453
3 years	668
5 years	897
10 years	1,534
Class C
Expense Example:
1 year	257
3 years	485
5 years	832
10 years	1,792
Class I
Expense Example:
1 year	56
3 years	172
5 years	294
10 years	631
Class Z
Expense Example:
1 year	49
3 years	151
5 years	259
10 years	$ 559